Balances and transactions with related parties: (Details Textual) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables due from related parties		$ 437	$ 1,886,546
Services expense		$ 207,303	144,462	$ 125,176
Contract Term		10 years
Agreement Term		15 years
Aerostar [member]
Receivables due from related parties	[1]
Capital paid, related party transaction		$ 304,564	325,693
Aerostar [member] | Loans [member]
Receivables due from related parties			1,874,129
Aerostar [member] | Accrued interest [member]
Receivables due from related parties			12,417
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V. [member]
Explanation of nature and extent of renewal and termination options		The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parties issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the Shareholders.
Explanation of significant terms of service concession arrangement that may affect amount, timing and certainty of future cash flows		In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps41.2 million pesos).
Explanation of nature and extent of obligations to provide or rights to expect provision of services		The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and the transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.
Services expense		$ 344,487	$ 288,111	$ 239,175

[1]	At December 31, 2016, the amount of the loan were Ps.1,874,129 plus Ps12,417 due to interest accrued on the year. In 2016 and 2017 the capital was paid in the amount of Ps.325,693 and Ps.304,564, respectively.